CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (504,148)	$ (1,312,809)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned and unrealized loss on marketable securities held in Trust Account	(283,114)	(99,639)
Change in fair value of derivative liability - Forward Purchase Agreement	167,264
Changes in operating assets and liabilities:
Prepaid expenses and other assets	98,001	(441,033)
Accounts payable, accrued expenses and income tax payable	172,267	775,784
Franchise tax payable	(141,200)	93,343
Net cash used in operating activities	(490,930)	(984,354)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account	(60,000)	(116,150,000)
Cash withdrawn from Trust Account in connection with redemption	109,436,586
Net cash provided by (used in) investing activities	109,376,586	(116,150,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering, net of underwriters' discount		114,500,000
Proceeds from private placement		3,760,000
Redemption of Common Stock	(109,436,586)
Payment of Sponsor loan		(80,000)
Payment of offering costs		(431,000)
Net cash (used in) provided by financing activities	(109,436,586)	117,749,000
NET CHANGE IN CASH	(550,930)	614,646
CASH, BEGINNING OF PERIOD	809,481	3,913
CASH, END OF PERIOD	258,551	618,559
Supplemental disclosure of noncash activities:
Issuance of Forward Purchase Agreement	430,021
Excise tax liability arising from redemption of shares	1,094,366
Accretion of common stock subject to redemption value	$ 266,194	$ 5,712,733